Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ (37,511)	$ (26,494)
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(8,233)	(6,177)
Services expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(17,826)	(15,838)
Material expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(7,906)	(2,237)
License and IP expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(79)	(146)
Consulting expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(3,394)	(1,143)
Change in contingent consideration liabilities
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	0	(860)
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ (73)	$ (93)